Segment Reporting	6 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 4: SEGMENT REPORTING

AASB 8 Operating Segments (“AASB 8”) requires operating segments to be identified on the basis of internal reports about components of the Group that are regularly reviewed by the Chief Operating Decision Maker in order to allocate resources to the segment and to assess its performance.

The Group’s operating segments have been determined with reference to the monthly management accounts used by the Chief Operating Decision maker to make decisions regarding the Group’s operations and allocation of working capital. Due to the size and nature of the Group, the Board as a whole has been determined as the Chief Operating Decision Maker.

Based on the quantitative thresholds included in AASB 8, for the current reporting period, the Group has two reportable segments, being (1) distribution of medicinal cannabis products; and (2), development of psychedelic medicines and therapies - and currently one geographical segment, namely Australia.

The revenues and results of these segments of the Group as a whole are set out in the statement of comprehensive income and the assets and liabilities of the Group as a whole are set out in the statement of financial position.

A summary of revenue and expenses for the period and assets and liabilities at the end of the period for each segment is shown below:

6 months ended 31 December 2022
	Cannabinoid products	Psychedelic products	Corporate	Consolidated
	$	$	$	$
Cost of sales	-	-	-	-
Other revenue	1,013,757	-	120,990	1,134,748
Other expenses	(3,683,810)	(971,459)	(5,008,494)	(9,663,763)
Loss before tax	(2,670,052)	(971,459)	(4,887,504)	(8,529,015)

Segment assets	53,557,517	140,418	41,522,251	95,220,186

Segment liabilities	(383,643)	(94,505)	(822,954)	(1,301,102)

6 months ended 31 December 2021
	Cannabinoid products	Psychedelic products	Corporate	Consolidated
	$	$	$	$
Cost of sales	(174,294)	-	-	(174,294)
Other revenue	97	-	783,191	783,288
Other expenses	(2,161,705)	(280,045)	(3,412,118)	(5,853,868)
Loss before tax	(2,335,902)	(280,045)	(2,628,927)	(5,244,874)

Segment assets	697,073	7,374	19,314,107	20,018,554

Segment liabilities	(155,467)	(11,000)	(381,315)	(547,782)